Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Conduit Pharmaceuticals Ltd [Member]
Convertible Notes Payable

5. Convertible Notes Payable

On May 27, 2021, the Company approved a Master Convertible Loan Note Instrument (the “2021 Convertible Loan Note Instrument”), permitting the Company to issue convertible notes in a maximum aggregate principal amount of up to $1.4 million (£1.0 million). The convertible notes issuable under the 2021 Convertible Loan Note Instrument mature three years after issuance to the respective noteholders and bear 5% interest, only to be paid to the noteholders in the event of a material breach by the Company of the terms of the 2021 Convertible Loan Note Instrument. In the event of a Change of Control (as defined in the 2021 Convertible Loan Note Instrument), the convertible notes issued under the 2021 Convertible Loan Note Instrument automatically convert into ordinary shares of the Company at a conversion price equal to a 20% discount to the price per share paid for the most senior class of shares in respect of such Change of Control. The Company, with consent from the noteholders, may prepay the convertible notes payable issued under the 2021 Convertible Loan Note Instrument without penalty. The convertible notes payable issued under the 2021 Convertible Loan Note Instrument are general, unsecured obligations of the Company.

On August 26, 2022, under the terms of the 2021 Convertible Loan Note Instrument, the Company issued a $0.5 million (£0.4 million) convertible note payable to an investor.

On October 6, 2022, under the terms of the 2021 Convertible Loan Note Instrument, the Company issued a $67 thousand (£50 thousand) convertible note payable to an investor. As of October 6, 2022, $1.3 million (£950,000) 2021 Convertible Loan Notes were issued and outstanding.

On November 1, 2022, the Company approved a master Convertible Loan Note Instrument (the “2022 Convertible Loan Note Instrument”), permitting the Company to issue convertible notes payable for a maximum aggregate principal amount of up to $3.3 million (£3.0 million). The convertible notes payable issuable under the 2022 Convertible Loan Note Instrument mature three years after issuance to the respective noteholders and bear 5% interest, only to be paid to the noteholders in the event of a material breach by the Company of the terms of the 2022 Convertible Loan Note Instrument. In the event of a Change of Control (as defined in the 2022 Convertible Loan Note Instrument), the convertible notes payable issued under the 2022 Convertible Loan Note Instrument automatically convert into ordinary shares of the Company at a conversion price equal to a 20% discount to the price per share paid for the most senior class of shares in respect of such Change of Control. The Company, with consent from the noteholders, may prepay the convertible notes payable issued under the 2022 Convertible Loan Note Instrument without penalty. The convertible notes payable issued under the 2022 Convertible Loan Note Instrument are general, unsecured obligations of the Company.

On November 16, 2022, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $0.4 million (£0.3 million) to an investor.

During January and February 2023, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $0.9 million (£0.8 million) to non-related third parties.

As discussed in Note 10 – Related Party Transactions, during January and February 2023, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $0.5 million (£0.4 million) to the CEO of Corvus.

The Company elected to fair value the convertible notes payable issued under the 2021 and 2022 Convertible Loan Note Instruments. At the end of each reporting period, the Company calculates the fair value of the convertible notes payable, and any changes in fair value are reported in other income, net, in the current period’s statement of operations and comprehensive loss. There has been no change in fair value from a change in credit quality. For the year period ended March 31, 2023, the Company recorded a loss from the change in fair value of convertible notes payable of $0.3 million in other income, net, in its statement of operations and comprehensive less. For the year ended March 31, 2022, the Company recorded an immaterial loss from the change in fair value of convertible notes payable in other income, net, in its statement of operations and comprehensive loss. See Note 2 for additional information regarding the fair value measurement of convertible notes payable. Accrued interest

Convertible Promissory Notes Payable

During March 2023, the Company issued a promissory convertible note payable with an aggregate principal amount of $0.8 million to a non-related third party. The note matures and is payable in full 18 months from the date of the note. The note carries 20% interest and is payable every six (6) months from the date of the note until the maturity date. The note is subject to conversion of MURF common stock upon consummation of the Business Combination prior to the maturity date. Issuance costs associated with the note were immaterial and expensed as incurred on the Company’s statement of operations and comprehensive loss. The Company has not elected the fair value option and will account for the promissory convertible note payable as a liability in accordance with ASC 480 on the Company’s balance sheet. The only subsequent measurement impact on a recurring basis until conversion (if conversion occurs) or prepayment (if prepayment occurs) will be to record the accrued interest as a liability and reduce the balances of the Note and its accrued interest for cash payments made against these balances. As of March 31, 2023, accrued interest on the convertible promissory note was immaterial.

The Company notes that this issuance was outside of the terms of the 2022 Convertible Loan Note Instrument.

Conduit Pharmaceuticals Limited [Member]
Convertible Notes Payable

5. Convertible Notes Payable

On May 27, 2021, the Company approved a Master Convertible Loan Note Instrument (the “2021 Convertible Loan Note Instrument”), permitting the Company to issue convertible notes in a maximum aggregate principal amount of up to $1.4 million (£1.0 million). The convertible notes issuable under the 2021 Convertible Loan Note Instrument mature three years after issuance to the respective noteholders and bear 5% interest, only to be paid to the noteholders in the event of a material breach by the Company of the terms of the 2021 Convertible Loan Note Instrument. In the event of a Change of Control (as defined in the 2021 Convertible Loan Note Instrument), the convertible notes issued under the 2021 Convertible Loan Note Instrument automatically convert into ordinary shares of the Company at a conversion price equal to a 20% discount to the price per share paid for the most senior class of shares in respect of such Change of Control. The Company, with consent from the noteholders, may prepay the convertible notes payable issued under the 2021 Convertible Loan Note Instrument without penalty. The convertible notes payable issued under the 2021 Convertible Loan Note Instrument are general, unsecured obligations of the Company.

The Company issued $0.3 million (£0.25 million) convertible notes payable to two separate investors on June 11, 2021 and June 12, 2021, $0.5 million (£0.4 million) on August 26, 2022 and $67 thousand (£50 thousand) on October 6, 2022. As of December 31, 2022, $1.1 million (£950,000) 2021 Convertible Loan Notes were issued and outstanding. As of December 31, 2022, $67 thousand (£50 thousand) convertible notes were available for issuance.

On November 1, 2022, the Company approved a master Convertible Loan Note Instrument (the “2022 Convertible Loan Note Instrument”), permitting the Company to issue convertible notes payable for a maximum aggregate principal amount of up to $3.3 million (£3.0 million). The convertible notes payable issuable under the 2022 Convertible Loan Note Instrument mature three years after issuance to the respective noteholders and bear 5% interest, only to be paid to the noteholders in the event of a material breach by the Company of the terms of the 2022 Convertible Loan Note Instrument. In the event of a Change of Control (as defined in the 2022 Convertible Loan Note Instrument), the convertible notes payable issued under the 2022 Convertible Loan Note Instrument automatically convert into ordinary shares of the Company at a conversion price equal to a 20% discount to the price per share paid for the most senior class of shares in respect of such Change of Control. The Company, with consent from the noteholders, may prepay the convertible notes payable issued under the 2022 Convertible Loan Note Instrument without penalty. The convertible notes payable issued under the 2022 Convertible Loan Note Instrument are general, unsecured obligations of the Company.

On November 16, 2022, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $0.4 million (£0.3 million) to an investor.

The Company elected to fair value the convertible notes payable issued under the 2021 and 2022 Convertible Loan Note Instruments. At the end of each reporting period, the Company calculates the fair value of the convertible notes payable, and any changes in fair value are reported in other income, net, in the current period’s statement of operations and comprehensive loss. There has been no change in fair value from a change in credit quality. For the year ended December 31, 2022, the Company recorded a loss from the change in fair value of convertible notes payable of $0.3 million in other income, net, in its statement of operations and comprehensive less. For the year ended December 31, 2021, the Company recorded a loss from the change in fair value of convertible notes payable of $0.1 million in other income, net, in its statement of operations and comprehensive loss. See Note 2 for additional information regarding the fair value measurement of convertible notes payable.